Other financial assets — current	12 Months Ended
Jun. 30, 2026
Other Financial Assets Current
Other financial assets — current

19. Other financial assets — current

	2026 USD	2025 USD
Security deposits given	85,635	25,638
Loans to external parties	237,189	3,367
Promissory note receivable	–	7,000
Advances to employees	58,602	–
Branch balances receivable	–	–
Fixed deposits	868,685	–
Other receivables from related parties	10,891	–
Other receivables	1,640,865	–
	2,901,867	36,005